INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Current:
Federal	$ (3)
State and local
Foreign
Total current	(3)
Deferred:
Federal
State and local
Foreign	148	2,552
Total deferred	148	2,552
Benefit from income taxes	$ 145	$ 2,552